Document And Entity Information	3 Months Ended
Sep. 30, 2022
Document Information Line Items
Entity Registrant Name	Galaxy Next Generation, Inc.
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0001127993
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV